Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2050 Portfolio
September 30, 2021
VF-2050-NPRT3-1121
1.903287.112
Domestic Equity Funds - 49.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	142,594	7,593,114
VIP Equity-Income Portfolio Initial Class (a)	295,928	7,933,820
VIP Growth & Income Portfolio Initial Class (a)	356,165	9,039,461
VIP Growth Portfolio Initial Class (a)	75,346	7,797,515
VIP Mid Cap Portfolio Initial Class (a)	49,148	2,196,921
VIP Value Portfolio Initial Class (a)	305,302	5,812,957
VIP Value Strategies Portfolio Initial Class (a)	171,846	2,835,451
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,070,966)		43,209,239

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	967,160	13,462,868
VIP Overseas Portfolio Initial Class (a)	811,233	23,444,629
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $29,156,941)		36,907,497

Bond Funds - 8.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	154,676	1,767,948
Fidelity International Bond Index Fund (a)	17,545	175,973
Fidelity Long-Term Treasury Bond Index Fund (a)	192,095	2,783,456
VIP High Income Portfolio Initial Class (a)	242,190	1,324,779
VIP Investment Grade Bond Portfolio Initial Class (a)	118,695	1,635,620
TOTAL BOND FUNDS (Cost $7,337,014)		7,687,776

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $68,564,921)	87,804,512
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,007)
NET ASSETS - 100.0%	87,793,505

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	616	-	616	-	-	-	-	0.0%
Total	616	-	616	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,372,191	567,974	232,883	49	(118)	60,784	1,767,948
Fidelity International Bond Index Fund	-	177,890	939	-	(2)	(976)	175,973
Fidelity Long-Term Treasury Bond Index Fund	1,578,446	1,898,755	568,084	41,068	(30,803)	(94,858)	2,783,456
VIP Contrafund Portfolio Initial Class	5,950,011	2,359,996	1,456,231	289,145	25,916	713,422	7,593,114
VIP Emerging Markets Portfolio Initial Class	11,340,951	5,128,854	2,223,446	464,181	(1,870)	(781,621)	13,462,868
VIP Equity-Income Portfolio Initial Class	6,278,779	2,420,783	1,552,085	212,069	42,664	743,679	7,933,820
VIP Government Money Market Portfolio Initial Class 0.01%	136,874	2,112	138,986	1	-	-	-
VIP Growth & Income Portfolio Initial Class	7,151,897	2,797,232	1,870,714	221,262	36,230	924,816	9,039,461
VIP Growth Portfolio Initial Class	6,063,332	2,899,415	1,314,889	735,255	7,364	142,293	7,797,515
VIP High Income Portfolio Initial Class	1,369,570	492,242	576,362	11,550	(5,332)	44,661	1,324,779
VIP Investment Grade Bond Portfolio Initial Class	1,678,955	1,012,428	1,027,649	24,261	(12,221)	(15,893)	1,635,620
VIP Mid Cap Portfolio Initial Class	1,734,234	580,793	389,019	6,732	7,338	263,575	2,196,921
VIP Overseas Portfolio Initial Class	17,005,863	7,785,852	3,112,761	525,645	60,066	1,705,609	23,444,629
VIP Value Portfolio Initial Class	4,592,766	1,676,307	1,320,322	11,379	51,577	812,629	5,812,957
VIP Value Strategies Portfolio Initial Class	2,246,949	766,422	648,157	3,765	29,696	440,541	2,835,451
	68,500,818	30,567,055	16,432,527	2,546,362	210,505	4,958,661	87,804,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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